Pension and Other Benefit Programs - Key Assumptions (Detail)	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Pension Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to determine the benefit obligation	4.31%	3.88%	3.73%
Discount rate used to determine the interest cost component of net periodic benefit cost	3.46%	3.18%	3.81%
Rate of return on plan assets	7.50%	7.50%	7.50%
Weighted average rate of compensation increase to determine the benefit obligation	3.20%	2.90%	3.00%
Postretirement Medical Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to determine the benefit obligation	4.31%	3.88%	3.73%
Discount rate used to determine the interest cost component of net periodic benefit cost	3.49%	3.18%	3.81%
Rate of return on plan assets	7.50%	7.50%	7.50%
Year 1 increase in cost of benefits	7.00%	7.00%	7.00%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.25%	4.25%	4.25%
Year that the rate reaches the ultimate trend rate	2032	2031	2030